International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Other investments	$ 448,327	$ 356,735
Notes loans	9,301,248	8,653,289
Goodwill	282,532	282,532
Other assets	226,450	292,496
Total assets	16,576,335	15,738,852
Liabilities:
Junior subordinated deferrable interest debentures	108,868	108,868
Other liabilities	183,447	175,570
Total liabilities	13,324,697	12,942,145
Shareholders' equity:
Common shares	96,659	96,617
Surplus	160,861	159,333
Retained earnings	3,681,408	3,356,177
Accumulated other comprehensive loss	(246,316)	(379,054)
Total shareholders' equity before treasury stock	3,692,612	3,233,073
Less cost of shares in treasury	(440,974)	(436,366)
Total shareholders' equity	3,251,638	2,796,707	$ 2,447,774	$ 2,044,759
Total liabilities and shareholders' equity	16,576,335	15,738,852
Parent Company | Reportable legal entities
ASSETS
Cash	72,285	65,858
Other investments	169,606	155,416
Notes loans	86,205	60,502
Investment in subsidiaries	3,026,533	2,622,447
Goodwill	3,365	3,365
Other assets	29,935	12,744
Total assets	3,387,929	2,920,332
Liabilities:
Junior subordinated deferrable interest debentures	108,868	108,868
Due to IBC Trading	21	21
Other liabilities	27,402	14,736
Total liabilities	136,291	123,625
Shareholders' equity:
Common shares	96,659	96,617
Surplus	160,861	159,333
Retained earnings	3,681,408	3,356,177
Accumulated other comprehensive loss	(246,316)	(379,054)
Total shareholders' equity before treasury stock	3,692,612	3,233,073
Less cost of shares in treasury	(440,974)	(436,366)
Total shareholders' equity	3,251,638	2,796,707
Total liabilities and shareholders' equity	$ 3,387,929	$ 2,920,332